Transamerica Partners Funds Group

Transamerica Asset Allocation Funds

Transamerica Partners Institutional Funds Group

Transamerica Institutional Asset Allocation Funds

Supplement dated July 9, 2010 to the Statement of Additional Information dated May 1, 2010

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Transamerica Partners Balanced

Transamerica Partners Institutional Balanced

On July 9, 2010, BlackRock Financial Management, Inc. and J.P. Morgan Investment Management Inc. replaced Goldman Sachs Asset Management, L.P., Western Asset Management Company and Western Asset Management Company Limited as the sub-advisers to Transamerica Partners Balanced Portfolio (the “Balanced Portfolio”), the underlying mutual fund in which all of the assets of Transamerica Partners Balanced and Transamerica Partners Institutional Balanced are invested.

The following information supplements and replaces certain information in the section entitled “Investment Advisory Services – Sub-Advisers” regarding the Balanced Portfolio:

BlackRock Financial Management, Inc. ("BlackRock").  BlackRock, a Delaware corporation is a wholly-owned indirect subsidiary of BlackRock Inc.  BlackRock is a registered investment adviser organized in 1994.

Curtis Arledge and Matthew Marra are responsible for the day-to-day supervision of the Balanced Portfolio on behalf of BlackRock.

As of May 31, 2010, Mr. Arledge managed assets for (i) 33 other registered investment companies having approximately $21.49 billion  in total assets (BlackRock’s advisory fee was not based on the performance of any such registered investment companies), (ii) 7 other pooled investment vehicles having approximately $5.20 billion in total assets (with BlackRock’s advisory fee being based on performance for 1 of such pooled investment vehicle, which had approximately $874.7 million in total assets), and (iii) 1 separately managed account having approximately $213.2 million in total assets, which also had a fee with a performance-based component.

As of May 31, 2010, Mr. Marra managed assets for (i) 34 other registered investment companies having approximately $20.13 billion in total assets (BlackRock’s advisory fee was not based on the performance of any such registered investment companies), (ii) 1 other pooled investment vehicle having approximately $364.7 million in total assets (BlackRock’s advisory fee was not based on the performance of any such pooled investment vehicle), and (iii) 7 separately managed accounts having approximately $2.01 billion in total assets (with BlackRock’s advisory fee being based on performance for 1 of such account, which had approximately $651.1 million in total assets).

Ownership of Securities

As of May 31, 2010, Messrs. Arledge and Marra did not beneficially own securities in any of the funds that invest in the Balanced Portfolio.

J.P. Morgan Investment Management Inc. (“JPMorgan”). The principal business address of JPMorgan is 245 Park Avenue, New York, 10167. JPMorgan is a registered investment adviser.

Scott Blasdell, Terance Chen and Raffaele Zingone are responsible for the day-to-day supervision of the Balanced Portfolio on behalf of JPMorgan.

As of April 30, 2010, Mr. Blasdell managed assets for (i) 3 other registered investment companies having approximately $387,555,714 in total assets (JPMorgan’s advisory fee was not based on the performance of any such registered investment companies), (ii) 3 other pooled investment vehicles having approximately $715,486,772 in total assets (JPMorgan’s advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 5 other accounts having approximately $3,995,151,988 in total assets (with 3 of JPMorgan’s advisory fees being based on performance for such other accounts having approximately $1,193,573,149 in total assets).

As of April 30, 2010, Mr. Chen managed assets for (i) 5 other registered investment companies having approximately $1,213,177,987 in total assets ( JPMorgan’s advisory fee was not based on the performance of any such registered investment companies), (ii) 1 other pooled investment vehicle having approximately $99,489,283 in total assets (JPMorgan’s advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 2 other accounts having approximately $470,448,379 in total assets (JPMorgan’s advisory fee was not based on the performance of any such accounts).

As of April 30, 2010, Mr. Zingone managed assets for (i) 1 other registered investment company having approximately $131,765,725 in total assets (JPMorgan’s advisory fee was not based on the performance for such registered investment companies), (ii) 2 other pooled investment vehicles having approximately $402,142,957 in total assets (JPMorgan’s advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 8 other accounts having approximately $7,832,817,334 in total assets (with 2 other accounts having approximately $4,791,757,193 in total assets).

Ownership of Securities

As of April 30, 2010, Messrs. Blasdell, Chen and Zingone did not beneficially own securities in any of the funds that invest in the Balanced Portfolio.

The following information is added immediately following the section entitled “Foreign Securities – All Funds” on page 11:

U.S. Companies

For the purposes of Transamerica Partners Balanced and Transamerica Partners Institutional Balanced, “U.S. companies” will be considered companies that derive at least 50% of their revenues or profits from the United States or have at least 50% of their total assets situated in the United States.

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Transamerica Partners Small Value

Transamerica Partners Institutional Small Value

On July 9, 2010, Wellington Management Company, LLP replaced Mesirow Financial Investment Management, Inc. as the sub-adviser to Transamerica Partners Small Value Portfolio (the “Small Value Portfolio”), the underlying mutual fund in which all of the assets of Transamerica Partners Small Value and Transamerica Partners Institutional Small Value are invested.

The following information supplements and replaces certain information in the section entitled “Investment Advisory Services – Sub-Advisers” regarding the Small Value Portfolio:

Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of May 31, 2010, Wellington Management had investment management authority with respect to approximately $549 billion in assets. The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

Timothy J. McCormack, CFA, and Shaun F. Pedersen (each, an “Investment Professional”) are responsible for the day-to-day supervision of the Small Value Portfolio on behalf of Wellington Management.

In connection with providing investment advisory services to our clients, Wellington Management has ongoing arrangements to disclose non-public portfolio holdings information to the following parties:

Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

FactSet Research Systems Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

Glass, Lewis & Co. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.

Investment Technology Group, Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

As of May 31, 2010, Mr. McCormack managed assets for (i) 8 other registered investment companies having approximately $1,092,683,384  in total assets (Wellington Management’s advisory fee was not based on the performance of any such registered investment companies), (ii) 4 other pooled investment vehicles having approximately $330,815,284 in total assets (Wellington Management’s advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 21 other accounts having approximately $1,059,526,607 in total assets (Wellington Management’s advisory fee was not based on the performance of any such accounts).

As of May 31, 2010, Mr. Pedersen managed assets for (i) 9 other registered investment companies having approximately $1,110,457,426 in total assets (Wellington Management’s advisory fee was not based on the performance of any such registered investment companies), (ii) 5 other pooled investment vehicles having approximately $333,208,828 in total assets (Wellington Management’s advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 21 other accounts having approximately $1,059,526,607 in total assets (Wellington Management’s advisory fee was not based on the performance of any such accounts).

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The following replaces the table on page 97 of the Statement of Additional Information under the section entitled “Compensation”:

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Large Growth Portfolio	Russell 1000® Growth Index
Small Core Portfolio	Russell 2000® Value Index
Small Value Portfolio	Russell 2000® Value Index

Ownership of Securities

As of May 31, 2010, no member of the Wellington Management Team overseeing the Small Value Portfolio beneficially owned securities in any of the funds that invest in the Small Value Portfolio.

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Investors Should Retain This Supplement for Future Use